COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments of Operating Leases

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

YEARS ENDING
DECEMBER 31,	AMOUNT

2019	$32,432
2020	195,574
2021	201,501
2022	189,837

TOTAL	$619,344